Structured entities (Details) - AUD ($) $ in Millions	Sep. 30, 2020	Sep. 30, 2019
Structured entities
Total on-balance sheet exposures	$ 45,099	$ 59,672
Total notional amounts of off-balance sheet exposures	13,934	15,345
Maximum exposure to loss	59,033	75,017
Size of structured entities	193,172	262,672
Trading securities and financial assets measured at FVIS
Structured entities
Total on-balance sheet exposures	1,560	2,109
Investment securities
Structured entities
Total on-balance sheet exposures	6,105	6,940
Loans
Structured entities
Total on-balance sheet exposures	37,049	43,805
Life insurance assets
Structured entities
Total on-balance sheet exposures	333	6,764
Other assets
Structured entities
Total on-balance sheet exposures	52	54
Investment in Third Party Mortgage and Other Asset-Backed Securities
Structured entities
Total on-balance sheet exposures	7,631	8,767
Maximum exposure to loss	7,631	8,767
Size of structured entities	59,324	66,015
Investment in Third Party Mortgage and Other Asset-Backed Securities | Trading securities and financial assets measured at FVIS
Structured entities
Total on-balance sheet exposures	1,526	1,827
Investment in Third Party Mortgage and Other Asset-Backed Securities | Investment securities
Structured entities
Total on-balance sheet exposures	6,105	6,940
Financing to Securitisation Vehicles
Structured entities
Total on-balance sheet exposures	20,094	20,979
Total notional amounts of off-balance sheet exposures	6,122	5,157
Maximum exposure to loss	26,216	26,136
Size of structured entities	26,216	26,136
Financing to Securitisation Vehicles | Loans
Structured entities
Total on-balance sheet exposures	20,094	20,979
Group Managed Funds
Structured entities
Total on-balance sheet exposures	256	4,948
Total notional amounts of off-balance sheet exposures	44	102
Maximum exposure to loss	300	5,050
Size of structured entities	67,423	71,538
Group Managed Funds | Loans
Structured entities
Total on-balance sheet exposures		9
Group Managed Funds | Life insurance assets
Structured entities
Total on-balance sheet exposures	204	4,885
Group Managed Funds | Other assets
Structured entities
Total on-balance sheet exposures	52	54
Interest in Other Structured Entities
Structured entities
Total on-balance sheet exposures	17,118	24,978
Total notional amounts of off-balance sheet exposures	7,768	10,086
Maximum exposure to loss	24,886	35,064
Size of structured entities	40,209	98,983
Interest in Other Structured Entities | Trading securities and financial assets measured at FVIS
Structured entities
Total on-balance sheet exposures	34	282
Interest in Other Structured Entities | Loans
Structured entities
Total on-balance sheet exposures	16,955	22,817
Interest in Other Structured Entities | Life insurance assets
Structured entities
Total on-balance sheet exposures	$ 129	$ 1,879